Business combinations - Pro Forma Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenue	$ 312,412	$ 252,497
Net income (loss) for the year	13,658	(7,359)
Pro Forma
Business Acquisition [Line Items]
Revenue	312,412	252,497
Proforma revenue for the period	322,629	271,760
Net income (loss) for the year	13,658	(7,359)
Proforma adjustments	(5,377)	0
Adjusted proforma net income (loss) for the period	9,003	(6,099)
Stako
Business Acquisition [Line Items]
Revenue	13,791
Net income (loss) for the year	1,601
Stako | Pro Forma
Business Acquisition [Line Items]
Revenue	10,217	19,263
Net income (loss) for the year	$ 722	$ 1,260